Employee benefits (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	$ 330
Ordinary and extraordinary future contributions - sponsor	4,212
Contributions related to the TFC - sponsor	691
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,343)
Net actuarial liability recorded by the Company	3,890
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	341
Ordinary and extraordinary future contributions - sponsor	1,079
Contributions related to the TFC - sponsor	391
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(431)
Net actuarial liability recorded by the Company	$ 1,380